Exhibit 99.5

Rebuttal Findings 07.07.2025

Seller:

Deal ID:

Total Loan Count: 500

Loans by Grade in Population
Loan Grade	Count	Percentage
1	409	81.80%
2	44	8.80%
3	47	9.40%

Trade Summary
Loan Status	Count	Percentage
Review Complete	453	90.60%
In Rebuttal	47	9.40%

Rebuttal Findings 07.07.2025

Seller:

Deal ID:

Total Loan Count: 500

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	113	112	113	47	66	0	0	47	0	44	22
2	1	1	1	0	1	0	0	0	0	0	1
1	1387	0	0	1387	0	0	0	0	0	0	1387

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	19	18	0	1	0	0	0
Security Instrument - Name Discrepancy	7	7	0	0	0	0	0
Note - Missing Signature	6	6	0	0	0	0	0
Security Instrument - Inaccurate	3	3	0	0	0	0	0
Note - Incomplete / Inaccurate	1	0	0	1	0	0	0
Security Instrument - Trust Missing	1	1	0	0	0	0	0
ROR - Timing	1	1	0	0	0	0	0
Valuation	95	95	0	0	47	0	44
Appraisal - Value is not supported within a 10% variance	95	95	0	0	47	0	44